CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Number of Ordinary Shares	Number of Founder Share	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss) [1]	Accumulated Deficit	Total
Balance at Dec. 31, 2022				$ 1,265,477	$ (3,210)	$ (582,527)	$ 679,740
Balance, shares at Dec. 31, 2022		47,737,868	1
Exercise of options				11,666	0	0	11,666
Exercise of options (in shares)		767,148	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units				0	0	0	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)		338,034	0
Issuance of ordinary shares under employee share purchase plan				8,782	0	0	8,782
Issuance of ordinary shares under employee share purchase plan (in shares)		80,853	0
Share-based compensation		$ 0		102,183	0	0	102,183
Other comprehensive loss		0		0	13,014	0	13,014
Net Income (Loss)		$ 0		0	0	(1,877)	(1,877)
Balance at Dec. 31, 2023				1,388,108	9,804	(584,404)	813,508
Balance, shares at Dec. 31, 2023		48,923,903	1
Exercise of options				29,421	0	0	29,421
Exercise of options (in shares)		1,220,551	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units				0	0	0	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)		483,508	0
Issuance of ordinary shares under employee share purchase plan				13,284	0	0	13,284
Issuance of ordinary shares under employee share purchase plan (in shares)		77,375	0
Share-based compensation		$ 0		130,353	0	0	130,353
Share-based compensation – Foundation	[2]	68,000		17,908	0	0	17,908
Other comprehensive loss		0		0	(6,615)	0	(6,615)
Net Income (Loss)		$ 0		0	0	32,372	32,372
Balance at Dec. 31, 2024				1,579,074	3,189	(552,032)	1,030,231
Balance, shares at Dec. 31, 2024		50,773,337	1
Exercise of options				19,134	0	0	$ 19,134
Exercise of options (in shares)		505,473	0				505,473
Issuance of ordinary shares upon the vesting and settlement of restricted stock units				0	0	0	$ 0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)		658,123	0
Issuance of ordinary shares under employee share purchase plan				20,024	0	0	20,024
Issuance of ordinary shares under employee share purchase plan (in shares)		107,802	0
Share-based compensation		$ 0		178,825	0	0	178,825
Repurchase of ordinary shares		(883,913)		(135,028)	0	0	(135,028)
Other comprehensive loss		0		0	14,908	0	14,908
Net Income (Loss)		$ 0		0	0	118,742	118,742
Balance at Dec. 31, 2025				$ 1,662,029	$ 18,097	$ (433,290)	$ 1,246,836
Balance, shares at Dec. 31, 2025		51,160,822	1

[1]	As of December 31, 2025 and 2024, accumulated other comprehensive income is comprised of unrealized gains on derivatives, net of tax of $17,747 and 2,982, respectively, and unrealized gains on marketable securities net of tax of $350 and $207, respectively.
[2]	Represents the fair market value of 68,000 shares that the Company contributed to the monday.com foundation during 2024. See also Note 12.